Note 2 - Summary of Significant Accounting Policies - Schedule of Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)	72,566,578	60,047,577
Warrant [Member]
Antidilutive securities (in shares)	31,244,078	31,615,616